GOING CONCERN AND LIQUIDITY (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash	$ 900,000		$ 900,000		$ 2,000,000.0
Net loss	919,673	$ 835,464	2,440,952	$ 1,524,230	3,322,695	$ 1,812,604
Working capital	$ 1,500,000		1,500,000
Net Cash Provided by (Used in) Operating Activities			$ 2,574,428	$ 1,091,567	$ 1,369,060	$ 851,996